Consolidated Statements of Operations - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Condensed Consolidated Statements of Operations
Rental Revenue	$ 12,656,540		$ 6,728,686	$ 24,419,439	$ 11,688,873	$ 32,223,365	$ 13,540,488
Refunds and Allowances	2,455,202		2,545,820	5,118,676	4,199,978	10,843,452	5,266,629
Net Rental Revenue	10,201,338		4,182,866	19,300,763	7,488,895	21,379,913	8,273,859
Cost of Revenue	7,344,720		4,035,238	13,930,882	7,920,531	19,269,153	11,232,643
Gross Profit (Loss)	2,856,618		147,628	5,369,881	(431,636)	2,110,760	(2,958,784)
General and Administrative Expenses
Administrative and other	809,121		701,040	1,559,742	1,258,458	2,680,005	1,045,728
Professional fees	76,500		37,390	305,485	90,404	164,632	61,512
Total General and Administrative Expenses	885,621		738,430	1,865,227	1,348,862	2,844,637	1,107,240
Net Income (Loss) Before Other Income (Expense)	1,970,997		(590,802)	3,504,654	(1,780,498)	(733,877)	(4,066,024)
Other Income (Expense)
Other income	137,154		434	587,067	467	127,058	28,068
Interest and financing costs	(595,742)		(542,764)	(1,159,879)	(660,007)	(1,626,565)	(577,769)
Total Other Expenses	(458,588)		(542,330)	(572,812)	(659,540)	(1,499,507)	(549,701)
Income (Loss) Before Provision for Income Taxes	1,512,409		(1,133,132)	2,931,842	(2,440,038)
Provision for Income Taxes
Current	750,000			750,000
Net Income (Loss)	$ 762,409	$ 1,419,433	$ (1,133,132)	$ 2,181,842	$ (2,440,038)	$ (2,233,384)	$ (4,615,725)
Basic earnings per common share	$ 0.04			$ 0.10
Diluted earnings per common share	$ 0.04			$ 0.10
Basic, weighted average number of common shares outstanding	21,675,001			21,315,747
Diluted, weighted average number of common shares outstanding	21,675,001			21,675,001